Annual Total Returns[BarChart] - Vanguard PRIMECAP Core Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.86%)	14.57%	36.14%	19.29%	0.94%	12.35%	26.23%	(4.90%)	27.70%	12.09%